General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

1.	Inspira Technologies Oxy B.H.N. Ltd (formerly: Insense Medical Ltd.) (the “Company”) was incorporated in Israel and commenced its operations on February 27, 2018. The Company operates in the medical technology industry in the field of respiratory support technology engaged in the research, development, manufacturing related activities, and go-to-market activities of proprietary products and technologies. The Company is developing the following products:

●	The INSPIRA ART (Augmented Respiratory Technology), which is a respiratory support technology targeted toward utilizing direct blood oxygenation to boost patient saturation levels within minutes while the patient is awake and spontaneously breathing. The aim is to reduce the need for invasive mechanical ventilation, with the potential to reduce risks, complications and high costs.

●	The HYLA blood sensor, which is a non-invasive optical blood sensor designed to perform real-time and continuous blood measurements, potentially minimizing the need to take actual blood samples from patients.

●	The INSPIRA ART100 Device, an advanced form of life support system better known by the medical industry as a cardiopulmonary bypass system is being designed for use in surgical procedures requiring cardiopulmonary bypass for six hours or less.

2.	The Company’s products are in the development stage. The INSPIRA ART100 device and the INSPIRA ART has not yet been tested or used in humans. The Company’s products have not been approved by the U.S. Food and Drug Administration (the “FDA”). The INSPIRA ART100 device was submitted to the FDA for 510k clearance in September 2023, and the Company expect FDA approval by the end of the first half of 2024.

3.	On December 26, 2023, the Company entered into a purchase agreement (the “Purchase Agreement”) with an institutional investor in a registered direct offering (the “Registered Direct Offering”), pursuant to which the Company issued (i) an aggregate of 1,375,000 of the Company’s ordinary shares (the “Ordinary Shares”) at a purchase price of $1.28 per share, and (ii) pre-funded warrants, (“Pre-Funded Warrants”), to purchase up to 1,656,250 Ordinary shares, at a purchase price of $1.28, less $0.001 per Pre-Funded Warrant which were immediately exercised). In addition, pursuant to the Purchase Agreement, the Company issued warrants to the institutional investor to purchase up to an aggregate of 3,031,250 Ordinary Shares at an exercise price of $1.28 per share (“Private Warrants”). The aggregate proceeds received by the Company from the registered direct offering were approximately: $3,424, after deducting placement agent commissions and additional offering costs which totaled in approximately $454. In addition, pursuant to the Purchase Agreement, the Company issued Placement Agent Warrants to purchase up to a total of 7.0% of the aggregate number of Ordinary Shares sold in the transaction, or warrants to purchase up to 212,188 Ordinary Shares. The fair value of the Placement Agent Warrants on the issuance date was $131 and it was recorded as part of the issuance costs (see Note 9).

4.	The accompanying financial statements (the “Financial Statements”) have been prepared assuming that the Company will continue as a going concern. To date, the Company is at its development stage. Therefore, the Company has suffered recurring losses from operations and negative cash flows from operations since inception. As of December 31, 2023, the Company had incurred accumulated losses of $55.5 million and expects to continue to fund its operations through fundings such as issuance of convertible securities, Ordinary Shares and warrants and through Israeli governmental grants. There is no assurance that such financing will be obtained. Considering the above, our dependency on external funding for our operations raises a substantial doubt about our ability to continue as a going concern. The Financial Statements do not include any adjustments that might result from the outcome of these uncertainties.

5.	Our offices are located in Israel. On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel declared war against Hamas and the Israeli military began to call-up reservists for an active duty. At the same time, and because of the declaration of war against Hamas, the clash between Israel and Hezbollah in Lebanon has escalated and there is a possibility that it will turn into a greater regional conflict in the future. As of the date of these Financial Statements, these events have had no material impact on the Company’s operations.

6.	Although we do not currently conduct business in Russia and Ukraine, the escalation of geopolitical instability in Russia and Ukraine as well as currency fluctuations in the Russian Ruble has had a negative impact on worldwide markets. Such impact may negatively impact our supply chain, our operations and future growth prospects in that region. As a result of the crisis in Ukraine, both the U.S. and other countries have implemented sanctions against certain Russian individuals and entities. Our global operations expose us to risks that could adversely affect our business, financial condition, results of operations, cash flows or the market price of our securities, including the potential for increased tensions between Russia and other countries resulting from the current situation involving Russia and Ukraine, tariffs, economic sanctions and import-export restrictions imposed, and retaliatory actions, as well as the potential negative impact on our potential business and sales in the region. Current geopolitical instability in Russia and Ukraine and related sanctions by the U.S. and other governments against certain companies and individuals may hinder our ability to conduct business with potential customers and vendors in these countries.

7.	These Financial Statements were authorized by the Board of Directors on March 19, 2024.